Restricted cash (Details Narrative) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Restricted Cash
Restricted cash	$ 6,595	$ 6,214
Restricted cash, current	1,519	2,095
Restricted cash, non current	$ 5,076	$ 4,119